NET LOSS PER SHARE (Narrative) (Details) - shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Earnings per share [abstract]
Weighted average number of common shares issued and outstanding	102,977,860	100,503,442
Description of instruments with potential future dilutive effect not included in calculation of diluted earnings per share	For the years ended March 31, 2025 and March 31, 2024, all stock options and warrants were excluded from the diluted per share amounts as their effect is anti-dilutive in loss periods.